Income Taxes - Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic operations	$ (125,555)	$ (67,232)	$ (43,808)
Foreign operations	(461)	121	(83)
Net loss before income tax	$ (126,016)	$ (67,111)	$ (43,891)